UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 34.32%

Asset Management - 1.64%
100	The Blackstone Group	$ 1,656

Broadcasting-Radio - 2.17%
1,000	Sirius XM Radio, Inc. *	2,190

CATV Systems - 1.93%
25	Time Warner Cable, Inc.	1,951

Cigarettes - 1.65%
25	Philip Morris International, Inc.	1,669

Copper - 2.62%
50	Free-McMoRan Copper & Gold, Inc.	2,645

Data Storage Devices - 1.26%
75	STEC, Inc. *	1,276

Diversified Investments - 1.70%
50	NYSE Euronext, Inc.	1,713

Drug Manufacturers-Major - 1.56%
30	Abbott Laboratories	1,579

Farm & Construction Machinery - 2.11%
20	Caterpillar, Inc.	2,129

Farm Machinery & Equipment - 2.36%
25	Joy Global, Inc.	2,381

Industrial Metals & Minerals - 1.10%
100	Rare Element Resources Ltd. *	1,109

Management Services - 2.99%
50	Accenture PLC	3,021

Money Center Banks - 2.03%
50	JP Morgan Chase & Co.	2,047

Mortgage Investment - 1.28%
25	American Express Co.	1,292

Oil & Gas Refining & Marketing. - 2.75%
40	Holly Corp.	2,776

Semiconductor-Integrated Circuits - 1.18%
500	Satcon Technology Corp. *	1,195

Telecom Services-Domestic - 4.00%
100	CenturyLink, Inc.	4,043

TOTAL FOR COMMON STOCKS (Cost $32,971) - 34.32%		34,672

EXCHANGE TRADED FUNDS - 6.73%
25	iPath MSCI India Index ETN *	1,752
25	iShares MSCI Brazil Index	1,834
30	iShares FTSE China 25 Index Fund	1,289
50	Market Vectors TR Russia ETF	1,927

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $6,524) - 6.73%		6,802

SHORT-TERM INVESTMENTS - 76.03%
76,811	Invesco Stit Liquid Assets Priv #1915 (Cost $76,811) 0.02% **	76,811

TOTAL INVESTMENTS (Cost $116,306) - 117.08%		118,285

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.08%)		(17,257)

NET ASSETS - 100.00%		$ 101,028

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	June 30, 2011 (Unaudited)

Shares		Value

Exchange Traded Funds
50	Industrial Select Sector SPDR	$ 1,862
75	iShares MSCI Hong Kong Index	1,389
25	iShares S&P 500 Growth Index	1,737
25	iShares S&P 500 Value Index	1,550
25	iShares S&P SmallCap 600 Index	1,833
25	Vanguard Small Capt Value ETF	1,752

	Total Securities Sold Short (Proceeds - $9,913)	$ 10,123

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $116,306 amounted to $1,770 which consisted of aggregate gross unrealized appreciation of
$2,019 and aggregate gross unrealized depreciation of $249.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$34,672	$0	$0	$34,672
Exchange Traded Funds	$6,802	$0	$0	$6,802
Cash Equivalents	$76,811	$0	$0	$76,811
Total	$118,285	$0	$0	$118,285

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Sold Short	$10,123	$0	$0	$10,123
Total	$10,123	$0	$0	$10,123

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.